CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Operating activities:
Net income (loss)	$ (5,329,000,000)	$ 875,000,000
Adjustments to reconcile net income to net cash provided by operations:
Impairment Of Goodwill	6,100,000,000	0
Depreciation and amortization	1,057,000,000	615,000,000
Venezuela impairment of net monetary assets	18,000,000	246,000,000
Net change in operating assets and liabilities	(711,000,000)	53,000,000
Deferred Income Taxes Net And Uncertain Tax Positions	(127,000,000)	(202,000,000)
Research and development in process	0	10,000,000
Impairment of long lived assets	159,000,000	585,000,000
Stock-based compensation	75,000,000	52,000,000
Other items	34,000,000	126,000,000
Net gain from sale of long-lived assets and investments	(65,000,000)	(21,000,000)
Net cash provided by operating activities	1,211,000,000	2,339,000,000
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	0	(2,312,000,000)
Purchases of property, plant and equipment	(395,000,000)	(347,000,000)
Purchases of investments and other assets	(14,000,000)	(37,000,000)
Proceeds from sales of business, investments and long-lived assets	1,485,000,000	39,000,000
Other investing activities	(286,000,000)	15,000,000
Net cash provided by (used in) investing activities	790,000,000	(2,642,000,000)
Financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	0	329,000,000
Proceeds from issuance of mandatory convertible preferred shares, net of issuance costs	0	329,000,000
Net change in short-term debt	(1,477,000,000)	758,000,000
Dividends paid on ordinary shares	(691,000,000)	(617,000,000)
Dividends paid on preferred shares	(130,000,000)	(126,000,000)
Dividends Paid To Non Controlling Interest	(38,000,000)	0
Proceeds from exercise of options by employees	0	20,000,000
Proceeds from long-term loans and other long-term liabilities	521,000,000	(2,000,000)
Repayment of long-term loans And Other Long Term Liabilities	(583,000,000)	(43,000,000)
Other financing activities	(21,000,000)	(102,000,000)
Net cash used in (provided by) financing activities	(2,419,000,000)	546,000,000
Translation adjustment on cash and cash equivalents	29,000,000	(205,000,000)
Net change in cash and cash equivalents	(389,000,000)	38,000,000
Balance of cash and cash equivalents at beginning of period	988,000,000	6,946,000,000
Balance of cash and cash equivalents at end of period	$ 599,000,000	$ 6,984,000,000